Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2022	$ 3,682		$ 1,292,238	$ (1,096,594)	$ 199,326
Balance, shares at Dec. 31, 2022	3,682,185
Common Stock for Services	$ 12		58,209		58,221
Common Stock for Services, shares	11,961
Stock Based Compensation			348,559		348,559
Stock Based Compensation, shares
Restricted Stock Awards	$ 11		29,989		30,000
Restricted Stock Awards, shares	10,715
Cancelled Stock from SuperGreen	$ (368)		368
Cancelled Stock from SuperGreen, shares	(367,913)
Sale of Common Stock	$ 124		412,376		412,500
Sale of Common Stock, shares	123,512
Net loss				(920,418)	(920,418)
Common Stock issued for Emergen Energy, LLC
Balances at Dec. 31, 2023	$ 3,460		2,141,740	(2,017,012)	128,188
Balance, shares at Dec. 31, 2023	3,460,459
Common Stock for Services	$ 2		23,497		23,499
Common Stock for Services, shares	1,767
Stock Based Compensation			64,300		64,300
Restricted Stock Awards	$ 3		29,997		30,000
Restricted Stock Awards, shares	3,572
Sale of Common Stock	$ 26		255,974		256,000
Sale of Common Stock, shares	26,123
Net loss				(313,507)	(313,507)
Balances at Mar. 31, 2024	$ 3,491		2,515,508	(2,330,519)	188,480
Balance, shares at Mar. 31, 2024	3,491,921
Balances at Dec. 31, 2023	$ 3,460		2,141,740	(2,017,012)	128,188
Balance, shares at Dec. 31, 2023	3,460,459
Common Stock for Services	$ 7		79,202		79,209
Common Stock for Services, shares	6,970
Stock Based Compensation	$ 21		1,246,161		1,246,182
Stock Based Compensation, shares	20,715
Restricted Stock Awards					102,000
Sale of Common Stock	$ 64		575,936		576,000
Sale of Common Stock, shares	64,337
Net loss				(2,757,687)	(2,757,687)
Common Stock issued for Emergen Energy, LLC	$ 1,587		22,220,613		22,222,200
Common Stock issued for Emergen Energy, LLC, shares	1,587,300
Cancelled Stock from Litigation Settlement	$ (18)		18
Cancelled Stock from Litigation Settlement, shares	(18,396)
Balances at Dec. 31, 2024	$ 5,121		26,263,670	(4,774,699)	21,494,092
Balance, shares at Dec. 31, 2024	5,121,384
Common Stock for Services	$ 18		115,562		115,580
Common Stock for Services, shares	18,320
Stock Based Compensation			313,000		313,000
Net loss				(857,644)	(857,644)
Balances at Mar. 31, 2025	$ 5,139		$ 26,692,232	$ (5,632,343)	$ 21,065,028
Balance, shares at Mar. 31, 2025	5,139,704